Net financial income/(expense)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Net financial income/(expense)
23	Net financial income/(expense)

	2020	2019	2018
Net financial investment income	366	890	902
Valuation adjustment on long-term investments	(91)	46	(34)
Interest on recoverable taxes	4	10	21
Net exchange variation	501	10	(605)
Interest expenses	(56)	(95)	(206)
Banking fees	(103)	(151)	(136)
Interest on receivables	—	46	5
Interest on lease liabilities	(869)	(918)	—
Other financial income/(expenses)	56	(8)	13

Net financial income/(expense)	(192)	(170)	(40)